Condensed Consolidated Statement of Stockholders' Equity - USD ($)		Total	Common Stock	Parent Equity (Deficit)	Additional Paid-in Capital	Accumulated Retained Earnings
Equity, beginning balance at Dec. 31, 2013		$ (535,000,000)		$ (535,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)		167,000,000		167,000,000
Net transfers (to) from Parent		(39,000,000)		(39,000,000)
Capital contribution from Parent		48,000,000		48,000,000
Distribution to Parent		(14,000,000)		(14,000,000)
Equity, ending balance at Dec. 31, 2014		(373,000,000)		(373,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)		174,000,000		174,000,000
Net transfers (to) from Parent		95,000,000		95,000,000
Distribution to Parent		(2,000,000)		(2,000,000)
Equity, ending balance at Dec. 31, 2015		$ (106,000,000)		(106,000,000)
Shares, ending balance at Dec. 31, 2015		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)	[1]	$ 168,000,000		140,000,000		$ 28,000,000
Net transfers (to) from Parent		(567,000,000)		(567,000,000)
Capital contribution from Parent		672,000,000		672,000,000
Issuance of common stock, value	[2]		$ 1,000,000	(1,000,000)
Issuance of common stock, shares	[2]		99,000,000
Reclassification of Parent equity to additional paid-in capital	[2]			$ (138,000,000)	$ 138,000,000
Equity, ending balance at Dec. 31, 2016		$ 167,000,000	$ 1,000,000		138,000,000	28,000,000
Shares, ending balance at Dec. 31, 2016		98,802,597	99,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)		$ 143,742,500				143,742,500
Deferred intercompany transaction	[3]	9,000,000			9,000,000
Activity related to share-based compensation		11,000,000			11,000,000
Other		2,000,000			2,000,000
Equity, ending balance at Sep. 30, 2017		$ 333,000,000	$ 1,000,000		$ 160,000,000	$ 172,000,000
Shares, ending balance at Sep. 30, 2017		99,088,973	99,000,000

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	Parent equity (deficit) was reclassified and allocated between common stock and additional paid-in capital based on the number of shares issued and outstanding as of the stock split that occurred on January 3, 2017. See Note 1: Organization for further discussion.
[3]	Refer to Note 10: Income Taxes for further discussion.